Significant Accounting Policies (Details Textual) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) Segments shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($) shares	Jan. 01, 2019 USD ($)
Significant Accounting Policies (Textual)
Changes in fair value of contingent consideration liability	$ 255	$ (38)	$ 300
Employee's contribution percent	100.00%
Matching contributions, percentage	3.00%
Severance expenses	$ 4,712	4,052	3,748
Advertising expenses	$ 519	$ 304	$ 384
Income tax ultimate settlement, percentage	More than 50%.
Ordinary shares excluded from the calculations of diluted earnings per share | shares			2,093
Number of operating segments | Segments	4
Stock-based compensation expense	$ 74	$ 194	$ 78
Expense related to doubtful accounts	$ 958	$ 1,070	$ 1,164
Short-term deposits maturity, term	Short-term deposits include deposits with original maturities of more than three months and less than one year.
Operating lease liabilities				$ 12,322
Minimum [Member]
Significant Accounting Policies (Textual)
Intangible assets amortization period	1 year
Maximum [Member]
Significant Accounting Policies (Textual)
Intangible assets amortization period	15 years